Note 5 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Jun. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Trade payables	$ 1,232,541	$ 1,101,757
Advance royalty payable	337,086	301,967
Accrued liabilities	105,034	91,484
Due to related parties (Note 8)	60,819	86,980
Trade payables	$ 1,735,480	$ 1,582,188